Right-of-use assets and lease liabilities	12 Months Ended
Jun. 30, 2024
Disclosure Of Leases [Abstract]
Right-of-use assets and lease liabilities	Right-of-use assets and lease liabilities
Accounting policy
The Group leases commercial buildings for its administrative functions, retail stores, equipment, and vehicles. In general, lease agreements have a term of three years to eight years, but they may include extension options.
Lease terms are individually negotiated and contain differentiated terms and conditions. The lease contracts do not contain restrictive clauses, but the leased assets cannot be used as collateral for loans.
Right of use assets:
The Group recognizes right-of-use assets at the commencement date of the lease. Right-of-use assets are measured at cost, less any accumulated amortization and impairment losses, and adjusted for any remeasurement of lease liabilities. The cost of right-of-use assets includes the amount of lease liabilities recognized, initial direct costs incurred, and lease payments made at or before the commencement date less any lease incentives received. Right-of-use assets are amortized on a straight-line basis over the shorter of the lease term and the estimated useful lives of the assets, as follows:

Vehicles	3.5 years
Buildings	5.3 years
Machines and equipment	3 years
Lease liabilities:
At the commencement date of the lease, the Group recognizes lease liabilities measured at the present value of lease payments to be made over the lease term. The lease payments include:
•fixed payments (including fixed payments in essence, less any incentives from
•amounts expected to be paid by the lessee in accordance with residual value guarantees;
•payments of fines for lease termination if the lease term reflects the lessee exercising the option to terminate the lease.
•lease payments are discounted using the lessee's incremental borrowing rate, which is the rate a lessee would have to pay on a loan to obtain the funds necessary to acquire an asset of similar value in a similar economic environment with equivalent terms and conditions.
In determining the incremental borrowing rate, the Group:
•whenever possible, uses as a starting point rates from recent financing contracts third-party financing, adjusted to reflect changes in financing conditions since such third-party financing was received;
•uses a progressive approach that starts from a risk-free interest rate adjusted for credit risk
•uses a progressive approach that takes a risk-free interest rate adjusted for credit risk for leases held by the Group with no recent third-party financing; and
•makes specific adjustments to the rate, such as to term and collateral.
Lease payments are allocated between principal and finance expense. Finance expense is recognized in the statements of profit or loss over the lease term to produce a constant periodic rate of interest on the remaining balance of the liability for each year.
Payments associated with short-term leases of equipment and vehicles and all and leases of low-value assets are recognized as incurred as an expense in income statements. Short-term leases are those with a term of 12 months or less. Low-value assets include IT equipment, small items of office furniture and other contracts of small value.
As of June 30, 2024 and 2023, the Group had no lease agreements with variable lease payments.
(a)Right-of-use assets

	Vehicles	Buildings	Machinery and equipment	Total

Cost	120,052	141,915	73,236	335,203
Accumulated amortization	(54,560)	(77,732)	(29,232)	(161,524)

Balance at June 30, 2023	65,492	64,183	44,004	173,679

Cost	149,040	189,689	92,584	431,313
Accumulated amortization	(72,365)	(113,787)	(42,939)	(229,091)

Balance at June 30, 2024	76,675	75,902	49,645	202,222
Right-of-use assets amortization expense for the year ended June 30, 2024 was R$88,734 (R$56,236 for the year ended June 30, 2023).
(b)Lease liabilities

	2024	2023

Vehicles	82,265	68,420
Buildings	103,968	85,839
Machinery and equipment	30,513	30,160

Total	216,746	184,419

Current	96,222	85,865
Non-current	120,524	98,554
Total interest on lease liabilities for the year ended June 30, 2024 was R$20,268 (R$16,977 for the year ended June 30, 2023).